Investment in joint ventures (Details) - Schedule of investment in joint ventures	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investment in joint ventures (Details) - Schedule of investment in joint ventures [Line Items]
Name of joint venture	Promedical S.A.
Promedical S.A [Member]
Investment in joint ventures (Details) - Schedule of investment in joint ventures [Line Items]
Principal activity	Marketing and pharmaceuticals
Place of incorporation and principal place of business	Santa Cruz de la Sierra, Bolivia
Proportion of ownership interest and voting rights held by the Company	50.00%	50.00%